Accounts Payable, Accrued Expenses and Other (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued employee compensation and benefits		$ 438	$ 351
Accounts payable		314	268
Liability for guest loyalty program, current		543	494
Insurance reserves, current		122	116
Other accrued expenses		404	390
Accounts payable, accrued expenses and other	$ 1,798	$ 1,821	$ 1,619